SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2026
Significant Accounting Policies
SIGNIFICANT ACCOUNTING POLICIES

NOTE 5. SIGNIFICANT ACCOUNTING POLICIES

The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements, which have, in management's opinion, been properly prepared within reasonable limits of materiality and within the framework of the significant accounting policies summarized below:

Financial Instruments

i) Financial Assets

Classification

Upon the initial recognition of financial assets, the financial assets are classified as one of the following measurement methodologies: (a) amortized cost, (b) fair value through other comprehensive income (“FVTOCI”), or (c) fair value through profit or loss (“FVTPL”). Subsequent measurement will be based on the initial classification of the financial assets.

The classification of a financial asset at initial recognition depends on the Company's business model for managing the financial asset and the financial asset's contractual cash flow characteristics.

In order for a financial asset to be measured at amortized cost or fair value through other comprehensive income (“OCI”), it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Company's business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Measurement

For purposes of subsequent measurement, financial assets are classified in three categories:

•	Financial assets at amortized cost (debt instruments);

•	Financial assets at FVTOCI (equity instruments); and

•	Financial assets at FVTPL.

Financial Assets at Amortized Cost (Debt Instruments)

The Company measures financial assets at amortized cost if both of the following conditions are met:

•	The financial asset is held within a business model with the objective of holding the financial asset in order to collect contractual cash flows; and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest rate method and are subject to a period impairment review. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

The Company's financial assets classified at amortized cost includes accounts receivable, stablecoin, and prepaid expenses and other receivables.

Financial Assets designated at Fair Value through OCI (Equity Instruments)

Upon initial recognition, the Company can elect to classify irrevocably its equity investments as equity instruments designated at FVTOCI when they meet the definition of equity under IAS 32, “Financial Instruments: Presentation,” and are not held for trading. The classification is determined on an instrument-by-instrument basis.

Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other income in the statement of profit or loss when the right of payment has been established, except when the Company benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment.

The Company irrevocably elected to classify its investment in Intensity as FVTOCI. During the year ended March 31, 2024, the Company sold 100% of its investment in Intensity for proceeds of $2.812 million and recognized a gain of $0.725 million.

Financial Assets at Fair Value through Profit or Loss

Financial assets at FVTPL include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured FVTPL, irrespective of the business model.

Financial assets at fair value through profit or loss are carried in the consolidated statements of financial position at fair value with net changes in fair value recognized in the statement of profit or loss. The investments in associate (Stimunity and Compedica) and the Stimunity Convertible Note receivable are accounted for as FVTPL.

ii) Financial Liabilities

The Company’s financial liabilities include accounts payable and accrued liabilities, which approximate fair value due to their short maturity, lease liability, warrant liability, put right liability and TON payable to settle put rights exercised.

Warrant Liability

Warrant liabilities are initially measured at fair value on the date of issuance. After initial recognition, the warrant liabilities are remeasured at fair value at each reporting period, with changes in fair value recognized through the consolidated statement of operations and other comprehensive loss in accordance with IFRS 9 “Financial Instruments.” When the Company issues equity instruments to extinguish all or part of the liability, a gain or loss is recognized in the consolidated statement of operations and other comprehensive loss, which is measured as the difference between the carrying amount of the financial liability and the fair value of the equity instruments issued. Liability classified warrants are accounted for in accordance with IFRS 9 and IFRS 13 “Fair Value Measurement,” where the terms of the instruments do not meet the criteria for classification as equity under IAS 32 “Financial Instruments: Presentation.” See Note 12, “Warrant Liability” for a further discussion.

Impairment of Financial Assets and Intangible Assets

IFRS 9, “Financial Instruments,” requires the Company to recognize an allowance for expected credit losses ("ECLs") for all debt instruments and investments not held at fair value through profit or loss and contract assets. For intangible assets, at the end of each reporting period and whenever there is an indication that the intangible asset may be impaired, the Company reviews the carrying amounts of its intangible assets to determine whether there is any indication that those assets have suffered an impairment loss.

At the end of each reporting period, the Company assesses whether there was objective evidence that a financial asset was impaired. The Company recognizes an allowance for ECLs for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

Cash, Cash Equivalents, and Restricted Cash

Cash and cash equivalents comprise cash in readily available checking accounts and amounts invested in underlying Treasury and money market funds that are readily convertible to a known amount of cash within three months or less from date of acquisition and are subject to an insignificant risk of change in value. The carrying amounts approximate fair value due to the short maturities of these instruments. The Company maintains most of its bank accounts in the United States ("U.S."). As of March 31, 2026 and 2025, cash equivalents was comprised of a money market account with maturities less than 90 days from the date of purchase. Interest income earned on such investments totaled $0.1 million, $0.1 million and $0.2 million in the years ended March 31, 2026, 2025 and 2024, respectively.

As of March 31, 2026, the Company had $0.2 million in cash considered restricted for use and is held as collateral for the Company’s credit card balance with Silicon Valley Bank. No cash was restricted for use as of March 31, 2025.

Impairment of Property, Plant, and Equipment and Indefinite Life Intangible Assets other than Goodwill

At the end of each annual reporting period and whenever there is an indication that its property, plant and equipment and indefinite life intangible assets may be impaired, the Company reviews the carrying amounts of such tangible intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of impairment loss (if any). When it is not possible to estimate the recoverable amount of any individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units ("CGU" or "CGUs"), or the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

Share-based Payments

The Company determines the fair value of share-based payments granted to directors, officers, employees and consultants using the Black-Scholes option-pricing model at the grant date. Assumptions for the Black-Scholes model are determined as follows:

•	Expected Volatility. The expected volatility rate used to value share option grants is based on the Company’s historical volatility.

•	Expected Term. The Company used historical experience.

•	Risk-free Interest Rate. The risk-free interest rate assumption was based on zero-coupon U.S. Treasury instruments that had terms consistent with the expected term of the Company's share option grants.

•	Expected Dividend Yield. The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future.

Share-based payments to employees, officers and directors are recorded and reflected as an expense over the vesting period with a corresponding increase in the share option reserve. On exercise, the associated amounts previously recorded in the share option reserve are transferred to common share capital.

Loss Per Share

Basic loss per share is calculated by dividing net loss (the numerator) by the weighted average number of ordinary shares outstanding (the denominator) during the period. Diluted loss per share reflects the dilution that would occur if outstanding share options and share purchase warrants were exercised into ordinary shares using the treasury stock method and convertible debt instruments were converted into ordinary shares using the if-converted method. Diluted loss per share is calculated by dividing net loss applicable to ordinary shares by the sum of the weighted average number of ordinary shares outstanding and all additional ordinary shares that would have been outstanding if potentially dilutive ordinary shares had been issued. The share and per share information has been retroactively adjusted to reflect the impact of the stock dividend.

The inclusion of the Company's share options, restricted stock units and share purchase warrants in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluded from the computation. Consequently, there is no difference between basic loss per share and diluted loss per share for the years ended March 31, 2026, 2025, and 2024. The following table reflects the outstanding securities by year that would have an anti-dilutive effect on loss per share, and accordingly, were excluded from the calculation (see Note 20, “Loss Per Share”).

	March 31,
	2026	2025	2024
Warrants	1,531,581	481,581	481,581
Share options	2,246,507	225,117	90,281
Restricted stock units	1,241,334	5,410	18,467

Investment in Public Company

The investment is comprised of shares of private/public companies that have been acquired through a private placement. The investment is initially recorded at fair value. Following acquisition, the Company evaluates whether control or significant influence is exerted by the Company over the affairs of the investee company. Based on the evaluation, the Company accounts for the investment using either the consolidation, equity accounting or fair value method. The Company sold the entire investment in Fiscal 2024.

Investment in Associate

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies. The investment in associate was written down to nil as of March 31, 2024.

The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting, except when the investment, or a portion thereof, is classified as held for sale, in which case it is accounted for in accordance with IFRS 5, “Non-current Assets Held for Sale and Discontinued Operations”. Under the equity method, an investment in an associate is initially recognized in the consolidated statement of financial position at cost from the date the investee becomes an associate and adjusted thereafter to recognize the Company's share of the profit or loss and other comprehensive income of the associate. When the Company's share of losses of an associate exceed the Company's interest in that associate (which includes any long-term interests that, in substance, form part of the Company's net investment in the associate), the Company discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its associate. At each reporting date, the Company determines whether there is objective evidence that the investment in the associate is impaired. If there is such evidence, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss within 'share of (loss) income in associate' in the consolidated statements of operations. With respect to its investment in Compedica, the Company recognized a loss on impairment of $4.8 million as of September 30, 2025 due to the Company’s loss of significant influence over the operations of Compedica.

Research and Development Expenses

(i) Research and Development

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is expensed as incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically, and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected future benefit. During the period of development, the asset is tested for impairment annually.

Research and development expenses include all direct and indirect operating expenses supporting the products in development.

(ii) Subsequent Expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures are recognized in income or loss as incurred.

(iii) Clinical Trial Expenses

Clinical trial expenses are a component of the Company's research and development costs. These expenses include fees paid to contract research organizations, clinical sites, and other organizations who conduct development activities on the Company's behalf. The amount of clinical trial expenses recognized in a period related to clinical agreements is based on estimates of the work performed using an accrual basis of accounting. These estimates incorporate factors such as patient enrollment, services provided, contractual terms, and prior experience with similar contracts.

Contingent Liability

A provision in accordance with IAS 37 “Provisions, Contingent Liabilities and Contingent Assets,” is recognized when the Company has a present (legal or constructive) obligation as a result of a past event and it is probable that economic resources shall be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Company expects that some or all of the expense will be reimbursed to it, such as in an insurance contract, the repayment will be recognized as a separate asset, only when it is highly likely that the asset will be received. The expense will be recognized in profit and loss net of the portion reimbursed.

Determination of Fair Value

A number of the Company's accounting policies and disclosures required the determination of fair value, both for financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. When applicable, further information about the assumptions made in determining fair values is disclosed in Note 23, “Financial Instruments and Risk Management” and other footnotes that specifically relate to assets or liabilities measured at fair value.

Income Tax

The Company uses the asset and liability method to account for income taxes. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities for accounting purposes, and their respective tax bases.

Deferred income tax assets and liabilities are measured using tax rates that have been enacted or substantively enacted and applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in statutory tax rates is recognized in profit or loss in the year of change. Deferred income tax assets are recorded when their recoverability is considered probable and are reviewed at the end of each reporting period.

Stablecoin

The Company accounts for its stablecoins, which are comprised of USDC and USDT, as in accordance with IAS 9 “Financial Instruments”. The Company’s stablecoins are initially recorded at cost, and are contractually redeemable for fiat currency on demand or pegged 1:1 to the value of one U.S. dollar. The Company determines the fair value of its stablecoins, which is at par with the U.S. dollar, in accordance with IFRS 13 “Fair Value Measurement” based on the quoted (unadjusted) prices on the active exchange that the Company has determined is its principal market for the stablecoins (Level 1 inputs). Our primary custodian of stablecoins is BitGo, and the associated costs are expensed as incurred. Stablecoins are held for use in business operations and not for the purpose of potential asset appreciation and is therefore classified as a current asset within the consolidated statements of financial position. When the Company does not have possession, control, or the right to derive substantially all of the economic benefits of ownership of stablecoin the Company has title to, the stablecoin is classified as a stablecoin receivable within the consolidated statements of financial position. Stablecoin and stablecoin receivables qualify as financial instruments due to their high level of liquidity, rights to redeem directly with the issuer, and their backing by high quality reserve assets not subject to significant price fluctuations.

Digital Assets

The Company accounts for its digital assets, which are comprised of TON, as indefinite-lived intangible assets in accordance with IAS 38 “Intangible Assets”. The Company’s digital assets are initially recorded at cost. Subsequently, digital assets are remeasured at fair value as of each reporting period, adjusted by discounts for lack of marketability for tokens restricted for use. The Company determines the fair value of its liquid digital assets in accordance with IFRS 13 “Fair Value Measurement”, based on quoted (unadjusted) prices on the active exchange that the Company has determined is its principal market for the digital assets (Level 1 inputs). For locked digital assets which are not immediately tradable, the Company applies a lack of marketability discount to quoted prices to calculate fair value (Level 3 input). Our primary custodian of digital assets is BitGo, and the associated costs are expensed as incurred. When the Company does not have possession, control, or the right to derive substantially all of the economic benefits of ownership of digital assets the Company has title to, the digital assets are classified as digital assets receivable within the consolidated statements of financial position.

Increases in fair value, to the extent they do not constitute reversals of previous decreases in fair value, are recognized in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss), within “Unrealized gain on digital assets” within Other comprehensive income, with accumulated unrealized gains recognized on the Consolidated Statements of Financial Position within Accumulated other comprehensive income. Decreases in fair value, to the extent they do not constitute reversals of previous increases in fair value, are recognized as incurred in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss), within “Loss on revaluation of digital assets” within Other expenses. Any losses on revaluation not in excess of previously recognized gains are recognized as decreases to Accumulated other comprehensive income until cost basis exceeds fair value, at which point additional losses are recognized as Other expense. Any gains on revaluation not in excess of previously recognized losses are recognized as Other income until fair value exceeds cost basis, at which point additional gains are recognized as Other comprehensive income. Revaluation gains and losses are recorded by token.

Realized gains, to the extent recognized within Accumulated other comprehensive income, and losses are recognized in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) within other income (expense).

Digital assets are classified as current or noncurrent assets based on the Company’s intended holding period of the token. If the Company has the intent and ability to hold the token for a period of one year beyond the balance sheet date or if the token is not expected to become liquid within one year of the balance sheet date, the holding is classified as noncurrent. Otherwise, the holding is classified as a current asset.

Revenue from Contracts with Customers

The Company recognizes revenue in accordance with IFRS 15, “Revenue from Contracts with Customers,” which establishes a comprehensive framework for determining whether, how much, and when revenue is recognized. Revenue is recognized to depict the transfer of promised services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services.

The Company’s primary source of revenue is derived from compute offtake agreements, under which customers obtain access to dedicated or shared compute capacity (including processing power, memory, and related infrastructure) for a specified contractual term.

i)	Identification of performance obligations

Compute offtake agreements typically provide customers with a stand-ready obligation to make compute capacity continuously available throughout the contract term. The Company has determined that such arrangements generally contain a single performance obligation, being the provision of continuous access to compute services over time.

To the extent that a contract includes multiple services (for example, initial configuration, integration, or distinct ancillary services), the Company assesses whether such services are distinct and should be accounted for as separate performance obligations.

ii)	Determination of the transaction price

The transaction price reflects the amount of consideration the Company expects to receive in exchange for transferring promised services to the customer. Consideration under compute offtake agreements is typically fixed based on contracted capacity and term, and is frequently settled in digital assets.

In arrangements where consideration is received in digital assets, such consideration represents non-cash consideration and is measured at fair value at contract inception.

Any variability in consideration (such as pricing adjustments, service level credits, or penalties) is estimated using either the expected value or most likely amount method, and included in the transaction price only to the extent that it is highly probable that a significant reversal of revenue will not occur.

iii)	Allocation of the transaction price

If a contract contains more than one performance obligation, the transaction price is allocated to each performance obligation based on the relative standalone selling prices of the distinct services at contract inception.

iv)	Timing of revenue recognition

Revenue from compute offtake agreements is recognized over time, as the customer simultaneously receives and consumes the benefits of the compute services as they are provided. Progress toward complete satisfaction of the performance obligation is measured on a time-elapsed basis, or another systematic measure that faithfully depicts the pattern of transfer of services to the customer.

Revenue is recognized only when:

1.	A valid contract exists;
2.	The Company has transferred control of compute services to the customer; and
3.	Collection of consideration is considered probable.

Digital assets received from customers is non-cash consideration and is initially measured at fair value at contract inception. Any subsequent changes in the fair value of digital assets held by the Company are accounted for in accordance with the Company’s accounting policy for digital assets, and do not affect the amount of revenue recognized.

Accounts Receivable

Trade receivables are recognized when the Company has an unconditional right to consideration, which generally arises upon the invoicing of compute services or when contractual billing milestones are met. Trade receivables are initially measured at fair value, which is typically equal to the invoiced amount or the fair value of digital assets consideration to be received.

Trade receivables are subsequently measured at amortized cost, as they are held solely for the collection of contractual cash flows (or cash-equivalent consideration). Trade receivables are presented net of any allowance for expected credit losses. To the extent that invoices are settled directly in digital assets prior to the end of the reporting period, no trade receivable is recognized, and the digital asset is recognized in accordance with the applicable accounting policy.

Expected Credit Losses

The Company applies the simplified expected credit loss (ECL) model under IFRS 9, “Financial Instruments.” Under this approach, lifetime expected credit losses are recognized at initial recognition and updated at each reporting date. Expected credit losses are estimated based on:

•	Historical credit loss experience;

•	Current customer payment behavior, including digital asset settlement history; and

•	Forward-looking information that is relevant to customer credit risk.

Trade receivables are written off when there is no reasonable expectation of recovery.

Property, Plant, and Equipment

The Company accounts for property, plant and equipment in accordance with IAS 16, “Property, Plant and Equipment.” The Company’s property, plant and equipment consist solely of GPUs used in the provision of compute services under compute offtake agreements. GPUs are recognized as property, plant and equipment when:

•	It is probable that future economic benefits associated with the asset will flow to the Company; and

•	The cost of the asset can be measured reliably.

GPUs are initially measured at cost, which includes:

•	The purchase price, net of discounts or rebates;

•	Non-refundable taxes and duties;

•	Directly attributable costs necessary to bring the GPUs to the location and condition necessary for them to be capable of operating as intended by management (including transportation, installation, testing, and configuration costs); and

•	Any other expenditures directly attributable to preparing the GPUs for their intended use.

Costs incurred after GPUs are capable of operating as intended are expensed as incurred, unless they meet the criteria for capitalization under IAS 16.

Following initial recognition, GPUs are carried at cost less accumulated depreciation and accumulated impairment losses. The Company applies the cost model to all classes of property, plant and equipment. GPUs are depreciated on a straight-line basis over their estimated useful lives, beginning when the assets are available for use, which is when they are installed and ready for their intended operating condition. Management estimates the useful lives and residual values of GPUs based on expected technological obsolescence, performance degradation, and expected usage patterns. Useful lives and residual values are reviewed at least annually and adjusted prospectively when warranted.

GPUs are derecognized upon disposal or when no future economic benefits are expected from their use or disposal. Any gain or loss arising on derecognition is recognized in profit or loss and represents the difference between the proceeds received and the carrying amount of the asset.

Deposits paid to suppliers for the future purchase of GPUs are recognized as prepayments or other non-current assets, depending on the expected delivery date, and are not depreciated. Such deposits are initially measured at the amount paid and reassessed at each reporting date to determine whether there is objective evidence that the deposit may be impaired, including supplier non-performance or changes in expected delivery terms. Upon delivery and acceptance of the GPUs, deposits are reclassified to property, plant and equipment as part of the cost of the related GPUs. If a purchase contract is terminated or delivery becomes improbable, the deposit is written down to its recoverable amount, with any impairment recognized in profit or loss.

Recent Accounting Pronouncements

IFRS Pronouncements Issued

Impact of Adoption of Significant New IFRS Standards in Fiscal 2026

(a)      Amendments to IAS 21: The Effects of Changes in Foreign Exchange Rates

In August 2023, the IASB amended IAS 21, “The Effects of Changes in Foreign Exchange Rates” (“IAS 21”) to clarify when a currency is exchangeable into another currency and how a company estimates a spot rate when a currency lacks exchangeability, requiring consistent assessment and disclosure practices for companies. The amendments are effective for annual reporting periods beginning on or after January 1, 2025, with early adoption permitted. However, an entity cannot restate comparative information. The adoption of these amendments did not have a material effect on the Company.

(b)      Amendments to IAS 21 – Lack of Exchangeability

An entity is impacted by the amendments to IAS 21, “The Effects of Changes in Foreign Exchange Rates,” when it has a transaction or an operation in a foreign currency that is not exchangeable into another currency at a measurement date for a specified purpose. A currency is exchangeable when there is an ability to obtain the other currency (with a normal administrative delay), and the transaction would take place through a market or exchange mechanism that creates enforceable rights and obligations. The amendments to IAS 21 are effective for annual periods beginning on or after January 1, 2025, unless earlier adopted. The adoption of these amendments did not have a material effect on the Company.

New IFRS Accounting Standards not yet effective

Standards issued but not yet effective up to the date of issuance of the Company’s consolidated financial statements are listed below. This is of standards and interpretations issued, which the Company reasonably expects to be applicable at a future date. The Company intends to adopt this standard when it becomes effective.

(a)      IAS 18: Presentation and Disclosure in Financial Statements

In April 2024, IFRS 18, “Presentation and Disclosure in Financial Statements” (“IFRS 18”) was issued. IFRS 18 replaces IAS 1 and introduces significant changes to the presentation of financial statements to enhance comparability across entities. The key requirements of the standard include:

•	Separate reporting of operating, investing, and financing activities in the statement of earnings, with prescribed subtotals for each category.
•	Disclosure of management-defined performance measures in a dedicated note within the financial statements.

The standard is effective for annual reporting periods beginning on or after January 1, 2027, with retrospective application required. The Company intends to assess the impact of IFRS 18 on its consolidated financial statements closer to the effective date. The effect of the new standard, however it may be, will only affect matters of presentation and disclosure.

(b) Amendments to IFRS 9 and IFRS 7

On May 30, 2024, the International Accounting Standards Board (the IASB or the Board) issued Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments. The amendments:

•	Clarify that a financial liability is derecognized on the “settlement date”, i.e., when the related obligation is discharged or cancelled or expires or the liability otherwise qualifies for derecognition. They also introduce an accounting policy option to derecognize financial liabilities that are settled through an electronic payment system before settlement date if certain conditions are met.
•	Clarify how to assess the contractual cash flow characteristics of financial assets that include environmental, social and governance (ESG)-linked features and other similar contingent features.
•	Clarify the treatment of non-recourse assets and contractually linked instruments (CLI).’
•	Require additional disclosures in IFRS 7 for financial assets and liabilities with contractual terms that reference a contingent event (including those that are ESG-linked), and equity instruments classified at fair value through other comprehensive income (FVTOCI).

The standard is effective for annual reporting periods beginning on or after January 1, 2026, with retrospective application required. The Company intends to assess the impact of the Amendments to IFRS 9 and IFRS 7 on its consolidated financial statements closer to the effective date.